CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Common stock shares no par value		$ 0	$ 0
Common stock shares authorized	[1]	500,000,000	179,872,754
Common stock shares issued	[1]	134,098,120	16,948,226
Common stock shares outstanding		134,098,120	16,948,226
Common stock value		$ 0	$ 0
Series A Convertible Preferred Shares [Member]
Temporary equity shares having no par value		$ 0	$ 0
Temporary equity shares authorized		0	20,418,209
Temporary equity shares issued		0	20,418,209
Temporary equity shares outstanding		0	20,418,209
Series B Convertible Preferred Shares [Member]
Temporary equity shares having no par value		$ 0	$ 0
Temporary equity shares authorized		0	15,906,053
Temporary equity shares issued		0	15,906,053
Temporary equity shares outstanding		0	15,906,053
Series B-1 Convertible Preferred Shares [Member]
Temporary equity shares having no par value		$ 0	$ 0
Temporary equity shares authorized		0	3,032,940
Temporary equity shares issued		0	3,032,940
Temporary equity shares outstanding		0	3,032,940
Series C Convertible Preferred Shares [Member]
Temporary equity shares having no par value		$ 0	$ 0
Temporary equity shares authorized		0	28,973,439
Temporary equity shares issued		0	28,216,005
Temporary equity shares outstanding		0	28,216,005
Series C One Redeemable Convertible Preferred Shares [Member]
Temporary equity shares having no par value		$ 0	$ 0
Temporary equity shares authorized		0	15,191,550
Temporary equity shares issued		0	2,699,114
Temporary equity shares outstanding		0	2,699,114

[1]	Ordinary Shares confer upon the holders the right to vote in annual and special meetings of the Company, and to participate in the distribution of the surplus assets of the Company upon liquidation of the Company.